Related Party Transactions - Transactions with Other Entities within the Phoenix TV Group and China Mobile (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Related Party Transaction
Advertising and promotion expenses charged by related party	¥ 2,692	$ 413	¥ 4,157	¥ 4,341
Corporate administrative expenses charged by related party	5,044	773	7,045	7,918
Net advertising revenues	37,639	5,768	50,700	41,482
Paid services revenues	30,950	4,743	61,690	87,131
Other entities within the Phoenix TV Group
Related Party Transaction
Content provided by related party	(2,595)	(398)	(11,302)	(12,398)
Advertising and promotion expenses charged by related party	(2,549)	(391)	(4,157)	(4,258)
Corporate administrative expenses charged by related party	(681)	(104)	(2,057)	(2,166)
Trademark license fees charged by related party	(4,358)	(668)	(4,988)	(5,752)
Project cost charged by related party	(487)	(75)	(1,148)	(1,763)
Revenues earned from related party	10,635	1,630	15,705	14,354
China Mobile
Related Party Transaction
Net advertising revenues	23,747	3,639	23,256	27,532
Paid services revenues	30,486	4,672	60,484	86,352
Revenue sharing fees and bandwidth costs charged by related party	¥ (6,487)	$ (994)	¥ (13,999)	¥ (15,929)